Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Loans Past Due but Not Impaired) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 935,669	$ 903,083
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,510	2,492
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	381	367
Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,192	1,157
Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	582	601
Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	355	367
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,717	1,779
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	284	286
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	862	870
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	337	359
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	234	264
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	793	713
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	97	81
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	330	287
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	245	242
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 121	$ 103